Summary of Depreciation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total	¥ 65	¥ 4,345	¥ 2,324
Cost of Sales [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total		358	534
Research and Development Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total		525	1,202
Selling and Marketing Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total		415	249
General and Administrative Expense [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Total	¥ 65	¥ 3,047	¥ 339